Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 4,100	$ 5,017	$ 5,133	$ 5,384
Restricted cash	681	837
Trade receivables	557	623
Financing receivables	19,182	18,662	18,638
Inventories, net	7,283	5,609
Property, plant and equipment, net	6,918	6,397
Investments in unconsolidated subsidiaries and affiliates	560	487
Equipment under operating leases	1,874	1,907
Goodwill	2,472	2,449
Other intangible assets, net	772	787
Deferred tax assets	1,014	937
Derivative assets	89	95
Other assets	2,027	1,740
Total Assets	47,529	45,547
LIABILITIES AND EQUITY
Debt	25,518	25,276
Trade payables	5,867	5,185
Deferred tax liabilities	98	84
Pension, postretirement and other postemployment benefits	2,345	2,276
Derivative liabilities	84	249
Other liabilities	9,136	8,005
Total Liabilities	43,048	41,075
Equity	4,456	4,451	4,465	4,843
Redeemable noncontrolling interest	25	21
Total Liabilities and Equity	47,529	45,547
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	3,569	4,649	4,632	4,551
Trade receivables	549	596
Financing receivables	1,325	1,592
Inventories, net	7,055	5,396
Property, plant and equipment, net	6,916	6,395
Investments in unconsolidated subsidiaries and affiliates	3,105	2,886
Equipment under operating leases	30	17
Goodwill	2,316	2,296
Other intangible assets, net	760	772
Deferred tax assets	1,127	1,060
Derivative assets	79	98
Other assets	1,844	1,505
Total Assets	28,675	27,262
LIABILITIES AND EQUITY
Debt	7,404	7,691
Trade payables	5,715	5,042
Deferred tax liabilities	98	84
Pension, postretirement and other postemployment benefits	2,315	2,256
Derivative liabilities	81	239
Other liabilities	8,581	7,478
Total Liabilities	24,194	22,790
Equity	4,456	4,451
Redeemable noncontrolling interest	25	21
Total Liabilities and Equity	28,675	27,262
Financial Services [Member]
ASSETS
Cash and cash equivalents	531	368	$ 501	$ 833
Restricted cash	681	837
Trade receivables	28	58
Financing receivables	19,926	19,546
Inventories, net	228	213
Property, plant and equipment, net	2	2
Investments in unconsolidated subsidiaries and affiliates	195	153
Equipment under operating leases	1,844	1,890
Goodwill	156	153
Other intangible assets, net	12	15
Deferred tax assets	209	188
Derivative assets	19	8
Other assets	366	382
Total Assets	24,197	23,813
LIABILITIES AND EQUITY
Debt	20,181	20,061
Trade payables	188	180
Deferred tax liabilities	323	310
Pension, postretirement and other postemployment benefits	30	20
Derivative liabilities	12	21
Other liabilities	725	669
Total Liabilities	21,459	21,261
Equity	2,738	2,552
Total Liabilities and Equity	$ 24,197	$ 23,813